OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Mark-to-market swaps valuation:
Deferred drydocking, operating cost and charterhire revenue	$ 1,044	$ 1,036
Dividends payable	5,032	5,047
Other	8,379	8,611
Other current liabilities	62,282	78,984
Keppel
Mark-to-market swaps valuation:
Other	6,500	6,500
Golar Partners
Mark-to-market swaps valuation:
Guarantees issued to Golar Partners (see note 29)	0	5,064
Interest rate swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	0	1,470
Currency swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	223	993
Equity swap
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	40,141	56,763
Energy Related Derivative
Mark-to-market swaps valuation:
Mark-to-market swaps valuation	$ 7,463	$ 0